Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2017	2016
	€ in thousands
Cash	11,729	11,243
On Call deposits (*)	12,333	11,243
	23,962	22,486

(*)	The annual interest rate for deposits as of December 31, 2017 is 1.5% (0.75%-1.25% as of December 31, 2016).